Equity	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
Equity
Note 13 - Equity
Changes in the Group's equity during the six months ended June 30, 2024 were as follows:

	Class A Shares	Class B Shares	Share capital	Other contributed capital
Balance as of January 1, 2024	467,976,748	1,642,233,575	(21,168)	(3,615,187)
Conversion from Class B to Class A	1,592,341,000	(1,592,341,000)	—	—
Equity-settled share-based payment - (Restated)	144,249	—	(1)	(6,774)
Balance as of June 30, 2024 - (Restated)	2,060,461,997	49,892,575	$(21,169)	$(3,621,961)
The following instruments of the Parent were issued and outstanding as of June 30, 2024:
•2,060,461,997 Class A Shares with a par value of $0.01, of which 1,675,841,017 were owned by related parties;
•49,892,575 Class B Shares with a par value of $0.01, of which all were owned by related parties;
•20,499,965 Class C-1 Shares with a par value of $0.10;
•4,500,000 Class C-2 Shares with a par value of $0.10; and
•50,000 Redeemable Preferred Shares with a par value of GBP 1.00.
As of June 30, 2024, there were an additional 2,939,538,003 Class A Shares and 1,727,474,164 Class B Shares with par values of $0.01 authorized for issuance. No additional Class C Shares or Redeemable Preferred Shares were authorized for issuance. Holders of Class A Shares in Parent are entitled to one vote per share and holders of Class B Shares in Parent are entitled to ten votes per share. Holders of Class C Shares in Parent are entitled to one vote per share for certain matters, but have no voting rights with respect to general matters voted on by holders of Class A Shares and Class B Shares in Parent. Additionally, holders of GBP Redeemable Preferred Shares in Parent have no voting rights. Any dividends or other distributions paid by Parent shall be issued to holders of outstanding Class A Shares and Class B Shares in Parent. Holders of Class C Shares and GBP Redeemable Preferred Shares in Parent are not entitled to participate in any dividends or other distributions. Refer to Note 11 - Reverse recapitalization for additional information on the Class C Shares which are accounted for as derivative financial liabilities in accordance with IAS 32 and IFRS 9.